Argentina's Hyperinflationary Economy (Detail)	18 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Hyperinflationary Reporting [Line Items]
General price index	53.64	47.83	85.52
IAS 29
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative inflation rate period	3 years
Cumulative inflation rate percentage	100.00%